Annuity Investors Variable Account A

Financial Statements

Year ended December 31, 2025

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2025

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Owners of Annuity Investors Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Subaccounts), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Subaccounts’ auditor since 2021.

Columbus, Ohio

April 10, 2026

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Fund-Series I Shares

Invesco V.I. Discovery Large Cap Fund-Series I Shares (1)

Invesco V.I. Government Securities Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Small Cap Portfolio-Initial Shares (1)

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II

LVIP American Century Large Company Value Fund- Standard Class II

LVIP American Century Mid Cap Value Fund- Standard Class II

LVIP American Century Ultra® Fund- Standard Class II

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

Statement of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation date).

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

(1)	See Note 1 to the financial statements for the former name of the subaccount.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund - Series I Shares	43,522.952	$635,538	$789,942
Invesco V.I. Core Equity Fund - Series I Shares	5,615.641	175,054	202,332
Invesco V.I. Discovery Large Cap Fund - Series I Shares	25,781.963	1,251,841	1,630,709
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	34,432.852	2,465,812	2,589,695
Invesco V.I. Government Securities Fund - Series I Shares	37,861.154	410,422	403,221
Invesco V.I. Main Street Fund® - Series I Shares	2,187.926	38,078	48,463
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund - Class I	225,727.366	2,966,425	3,139,868
BlackRock Global Allocation V.I. Fund - Class I	77,501.587	1,334,629	1,367,128
BlackRock Government Money Market V.I. Fund - Class I	144,654.983	144,654	144,655
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund - Class I	68,786.728	486,766	484,259
BNY Mellon Investment Portfolios:
Technology Growth Portfolio - Initial Shares	131,776.878	2,275,014	2,929,400
BNY Mellon Stock Index Fund, Inc. - Initial Shares	155,908.860	9,338,462	13,587,457
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	39,863.221	1,629,434	2,331,998
BNY Mellon Variable Investment Fund:
Appreciation Portfolio - Initial Shares	149,182.264	5,134,908	5,022,967
Government Money Market Portfolio	2,768,638.800	2,768,638	2,768,639
Growth and Income Portfolio - Initial Shares	52,593.049	1,591,235	2,092,151
Small Cap Portfolio - Initial Shares	45,231.919	1,988,939	2,171,132
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP - Class A	101,255.157	1,307,600	1,520,852
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio - Institutional Shares	176,824.002	6,417,850	9,877,389
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	77,374.663	5,823,018	6,466,974
Janus Henderson VIT Forty Portfolio - Institutional Shares	107,252.576	4,741,914	6,372,948
Janus Henderson VIT Global Research Portfolio - Institutional Shares	83,130.360	4,394,519	6,622,996
Janus Henderson VIT Overseas Portfolio - Service Shares	43,992.513	1,332,820	2,332,483
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund - Standard Class II	47,320.398	679,644	717,377
LVIP American Century Large Company Value Fund - Standard Class II	65,413.970	1,084,733	1,309,130
LVIP American Century Mid Cap Value Fund - Standard Class II	66,708.580	1,319,815	1,290,744
LVIP American Century Ultra® Fund - Standard Class II	3,952.132	98,289	124,476
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	41,431.402	304,556	307,007
PIMCO Real Return Portfolio - Administrative Class	62,842.687	786,754	754,741

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

Net assets attributable to variable annuity contract holders (Note 2):	Units	Unit Value	Fair Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund - Series I Shares - 1.25% series contract	13,475.671	$58.596479	$789,627
Invesco V.I. American Value Fund - Series I Shares - 0.95% series contract	5.044	62.391085	315
Invesco V.I. Core Equity Fund - Series I Shares - 1.25% series contract	4,511.812	41.126985	185,558
Invesco V.I. Core Equity Fund - Series I Shares - 0.95% series contract	384.220	43.658333	16,774
Invesco V.I. Discovery Large Cap Fund - Series I Shares - 1.25% series contract	27,335.509	59.655344	1,630,709
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares - 1.25% series contract	156,181.903	16.444011	2,568,257
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares - 0.95% series contract	1,281.435	16.729593	21,438
Invesco V.I. Government Securities Fund - Series I Shares - 1.25% series contract	26,285.504	15.247187	400,780
Invesco V.I. Government Securities Fund - Series I Shares - 0.95% series contract	148.589	16.429335	2,441
Invesco V.I. Main Street Fund® - Series I Shares - 1.25% series contract	888.488	53.737623	47,746
Invesco V.I. Main Street Fund® - Series I Shares - 0.95% series contract	12.536	57.217299	717
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund - Class I - 1.25% series contract	30,067.641	101.980165	3,066,303
BlackRock Basic Value V.I. Fund - Class I - 0.95% series contract	658.802	111.664205	73,565
BlackRock Global Allocation V.I. Fund - Class I - 1.25% series contract	24,128.831	56.419145	1,361,328
BlackRock Global Allocation V.I. Fund - Class I - 0.95% series contract	93.885	61.776993	5,800
BlackRock Government Money Market V.I. Fund - Class I - 1.25% series contract	111,284.022	1.299872	144,655
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund - Class I - 1.25% series contract	10,623.572	41.907874	445,212
BlackRock High Yield V.I. Fund - Class I - 0.95% series contract	851.394	45.862761	39,047
BNY Mellon Investment Portfolios:
Technology Growth Portfolio - Initial Shares - 1.25% series contract	28,045.695	101.343704	2,842,255
Technology Growth Portfolio - Initial Shares - 0.95% series contract	807.606	107.905708	87,145
BNY Mellon Stock Index Fund, Inc. - Initial Shares - 1.25% series contract	103,646.975	121.993667	12,644,274
BNY Mellon Stock Index Fund, Inc. - Initial Shares - 0.95% series contract	7,060.919	133.577878	943,183
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares - 1.25% series contract	23,399.095	85.656385	2,004,281
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares - 0.95% series contract	3,494.075	93.792106	327,717
BNY Mellon Variable Investment Fund:
Appreciation Portfolio - Intial Shares - 1.25% series contract	47,180.076	102.198052	4,821,712
Appreciation Portfolio - Intial Shares - 0.95% series contract	1,798.491	111.902108	201,255
Government Money Market Portfolio - 1.25% series contract	2,582,803.262	1.058722	2,734,471
Government Money Market Portfolio - 0.95% series contract	30,500.211	1.120260	34,168
Growth and Income Portfolio - Intial Shares - 1.25% series contract	26,353.365	78.216713	2,061,273
Growth and Income Portfolio - Intial Shares - 0.95% series contract	362.043	85.287757	30,878
Small Cap Portfolio - Intial Shares - 1.25% series contract	49,695.321	42.032804	2,088,834
Small Cap Portfolio - Intial Shares - 0.95% series contract	1,795.592	45.833603	82,298
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP - Class A - 1.25% series contract	28,207.534	53.568175	1,511,026
DWS Small Cap Index VIP - Class A - 0.95% series contract	169.229	58.065324	9,826
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio - Institutional Shares - 1.25% series contract	73,678.037	109.758442	8,086,787
Janus Henderson VIT Balanced Portfolio - Institutional Shares - 0.95% series contract	14,899.073	120.182115	1,790,602
Janus Henderson VIT Enterprise Portfolio - Institutional Shares - 1.25% series contract	52,001.361	120.374461	6,259,635
Janus Henderson VIT Enterprise Portfolio - Institutional Shares - 0.95% series contract	1,573.021	131.809155	207,339
Janus Henderson VIT Forty Portfolio - Institutional Shares - 1.25% series contract	68,930.446	90.699435	6,251,952
Janus Henderson VIT Forty Portfolio - Institutional Shares - 0.95% series contract	1,230.715	98.313314	120,996
Janus Henderson VIT Global Research Portfolio - Institutional Shares - 1.25% series contract	68,494.280	84.804023	5,808,591
Janus Henderson VIT Global Research Portfolio - Institutional Shares - 0.95% series contract	8,770.364	92.858769	814,405
Janus Henderson VIT Overseas Portfolio - Service Shares - 1.25% series contract	72,742.899	32.064752	2,332,483
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund - Standard Class II - 1.25% series contract	22,737.980	28.400108	645,761
LVIP American Century Capital Appreciation Fund - Standard Class II - 0.95% series contract	2,433.792	29.425726	71,616
LVIP American Century Large Company Value Fund - Standard Class II - 1.25% series contract	38,161.333	34.161238	1,303,639
LVIP American Century Large Company Value Fund - Standard Class II - 0.95% series contract	150.971	36.373593	5,491
LVIP American Century Mid Cap Value Fund - Standard Class II - 1.25% series contract	25,267.908	49.936409	1,261,788
LVIP American Century Mid Cap Value Fund - Standard Class II - 0.95% series contract	544.586	53.170077	28,956
LVIP American Century Ultra® Fund - Standard Class II - 1.25% series contract	781.556	82.133217	64,191
LVIP American Century Ultra® Fund - Standard Class II - 0.95% series contract	689.353	87.450974	60,285
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	12,334.077	24.890933	307,007
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	48,346.284	15.611141	754,741

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

For The Year Ended December 31, 2025

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$3,332	$9,864	$(6,532)	$5,739	$111,194	$18,301	$135,234	$128,702
Invesco V.I. Core Equity Fund-Series I Shares	1,245	2,297	(1,052)	(202)	14,327	12,617	26,742	25,690
Invesco V.I. Discovery Large Cap Fund-Series I Shares	0	20,379	(20,379)	34,290	183,815	(14,859)	203,246	182,867
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	34,637	(34,637)	29,244	224,036	(138,652)	114,628	79,991
Invesco V.I. Government Securities Fund-Series I Shares	12,255	6,527	5,728	(17,936)	0	43,952	26,016	31,744
Invesco V.I. Main Street Fund®-Series I Shares	250	898	(648)	6,076	2,858	(1,588)	7,346	6,698
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	61,236	41,327	19,909	(2,208)	370,962	284,911	653,665	673,574
BlackRock Global Allocation V.I. Fund-Class I	44,760	17,551	27,209	47,317	103,525	58,961	209,803	237,012
BlackRock Government Money Market V.I. Fund-Class I	5,818	2,713	3,105	0	0	0	0	3,105
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	43,002	7,888	35,114	(19,827)	1,044	29,361	10,578	45,692
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	41,994	(41,994)	(834,966)	1,950,116	(387,950)	727,200	685,206
BNY Mellon Stock Index Fund, Inc.-Initial Shares	143,160	179,335	(36,175)	2,108,394	907,904	(954,201)	2,062,097	2,025,922
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	8,073	32,122	(24,049)	420,259	257,944	(331,009)	347,194	323,145
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	19,371	67,124	(47,753)	(198,971)	855,809	(185,438)	471,400	423,647
Government Money Market Portfolio	112,675	39,722	72,953	0	0	0	0	72,953
Growth and Income Portfolio-Initial Shares	9,029	25,023	(15,994)	42,601	163,495	94,669	300,765	284,771
Small Cap Portfolio-Initial Shares	15,112	26,901	(11,789)	(75,755)	0	274,101	198,346	186,557
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	23,569	19,304	4,265	(90,769)	100,652	131,428	141,311	145,576
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	199,033	125,255	73,778	1,250,554	332,214	(347,932)	1,234,836	1,308,614
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	13,598	91,104	(77,506)	717,269	518,189	(756,646)	478,812	401,306
Janus Henderson VIT Forty Portfolio-Institutional Shares	4,267	77,266	(72,999)	396,599	704,158	(113,605)	987,152	914,153
Janus Henderson VIT Global Research Portfolio-Institutional Shares	38,499	83,899	(45,400)	1,089,354	598,389	(429,288)	1,258,455	1,213,055
Janus Henderson VIT Overseas Portfolio-Service Shares	29,606	29,333	273	332,748	0	229,763	562,511	562,784
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	10,428	(10,428)	64,268	124,751	(127,110)	61,909	51,481
LVIP American Century Large Company Value Fund-Standard Class II	18,895	17,002	1,893	82,869	86,325	1,473	170,667	172,560
LVIP American Century Mid Cap Value Fund-Standard Class II	24,121	17,649	6,472	27,017	106,458	(40,491)	92,984	99,456
LVIP American Century Ultra® Fund-Standard Class II	0	2,690	(2,690)	28,561	19,368	(23,692)	24,237	21,547
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20,099	4,032	16,067	(2,811)	0	10,205	7,394	23,461
PIMCO Real Return Portfolio-Administrative Class	27,116	10,262	16,854	(4,756)	0	40,975	36,219	53,073

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2025

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(6,532)	$5,739	$111,194	$18,301	$128,702	$0	$187,622	$(17,159)	$(204,781)	$(76,079)	$866,021	$789,942
Invesco V.I. Core Equity Fund-Series I Shares	(1,052)	(202)	14,327	12,617	25,690	0	6,723	40,876	34,154	59,844	142,488	202,332
Invesco V.I. Discovery Large Cap Fund-Series I Shares	(20,379)	34,290	183,815	(14,859)	182,867	1,715	215,026	(23,463)	(236,774)	(53,907)	1,684,616	1,630,709
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(34,637)	29,244	224,036	(138,652)	79,991	5,415	537,613	2,829	(529,369)	(449,378)	3,039,073	2,589,695
Invesco V.I. Government Securities Fund-Series I Shares	5,728	(17,936)	0	43,952	31,744	2,560	223,719	10,897	(210,262)	(178,518)	581,739	403,221
Invesco V.I. Main Street Fund®-Series I Shares	(648)	6,076	2,858	(1,588)	6,698	0	68,812	(118)	(68,929)	(62,231)	110,694	48,463
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	19,909	(2,208)	370,962	284,911	673,574	5,127	950,555	(60,080)	(1,005,508)	(331,934)	3,471,802	3,139,868
BlackRock Global Allocation V.I. Fund-Class I	27,209	47,317	103,525	58,961	237,012	2,380	298,353	(24,414)	(320,387)	(83,375)	1,450,503	1,367,128
BlackRock Government Money Market V.I. Fund-Class I	3,105	0	0	0	3,105	0	7,323	9	(7,314)	(4,209)	148,864	144,655
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35,114	(19,827)	1,044	29,361	45,692	199	394,687	3,205	(391,282)	(345,590)	829,849	484,259
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(41,994)	(834,966)	1,950,116	(387,950)	685,206	10,907	1,877,721	(19,760)	(1,886,574)	(1,201,368)	4,130,768	2,929,400
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(36,175)	2,108,394	907,904	(954,201)	2,025,922	47,418	4,570,183	(100,572)	(4,623,336)	(2,597,414)	16,184,871	13,587,457
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(24,049)	420,259	257,944	(331,009)	323,145	19,868	1,134,562	(360)	(1,115,054)	(791,909)	3,123,907	2,331,998
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(47,753)	(198,971)	855,809	(185,438)	423,647	35,527	1,392,515	4,505	(1,352,483)	(928,836)	5,951,803	5,022,967
Government Money Market Portfolio	72,953	0	0	0	72,953	4,332	800,302	214,406	(581,565)	(508,612)	3,277,251	2,768,639
Growth and Income Portfolio-Initial Shares	(15,994)	42,601	163,495	94,669	284,771	5,223	225,858	(1,011)	(221,646)	63,125	2,029,026	2,092,151
Small Cap Portfolio-Initial Shares	(11,789)	(75,755)	0	274,101	186,557	20,372	324,341	(13,915)	(317,884)	(131,327)	2,302,459	2,171,132
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	4,265	(90,769)	100,652	131,428	145,576	5,875	306,441	(7,421)	(307,987)	(162,411)	1,683,263	1,520,852
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	73,778	1,250,554	332,214	(347,932)	1,308,614	20,911	2,728,828	43,130	(2,664,788)	(1,356,174)	11,233,563	9,877,389
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(77,506)	717,269	518,189	(756,646)	401,306	32,968	2,333,939	66,767	(2,234,203)	(1,832,897)	8,299,871	6,466,974
Janus Henderson VIT Forty Portfolio-Institutional Shares	(72,999)	396,599	704,158	(113,605)	914,153	13,133	940,520	(18,285)	(945,672)	(31,519)	6,404,467	6,372,948
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(45,400)	1,089,354	598,389	(429,288)	1,213,055	47,278	1,646,351	(3,479)	(1,602,552)	(389,497)	7,012,493	6,622,996
Janus Henderson VIT Overseas Portfolio-Service Shares	273	332,748	0	229,763	562,784	15,616	507,787	(129,955)	(622,126)	(59,342)	2,391,825	2,332,483
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(10,428)	64,268	124,751	(127,110)	51,481	12,330	278,055	183	(265,541)	(214,060)	931,437	717,377
LVIP American Century Large Company Value Fund-Standard Class II	1,893	82,869	86,325	1,473	172,560	18,689	274,684	(16,876)	(272,871)	(100,311)	1,409,441	1,309,130
LVIP American Century Mid Cap Value Fund-Standard Class II	6,472	27,017	106,458	(40,491)	99,456	7,019	422,619	11,997	(403,604)	(304,148)	1,594,892	1,290,744
LVIP American Century Ultra® Fund-Standard Class II	(2,690)	28,561	19,368	(23,692)	21,547	834	186,652	469	(185,348)	(163,801)	288,277	124,476
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,067	(2,811)	0	10,205	23,461	1,520	55,185	5,752	(47,914)	(24,453)	331,460	307,007
PIMCO Real Return Portfolio-Administrative Class	16,854	(4,756)	0	40,975	53,073	2,114	154,668	12,146	(140,408)	(87,335)	842,076	754,741

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(2,120)	$1,591	$18,658	$183,490	$201,619	$0	$17,905	$(33,831)	$(51,736)$	149,883	$716,138	$866,021
Invesco V.I. Capital Appreciation Fund-Series I Shares	(21,221)	32,242	0	457,675	468,696	1,136	162,272	(146,285)	(307,420)	161,276	1,523,340	1,684,616
Invesco V.I. Core Equity Fund-Series I Shares	(720)	(660)	11,285	18,792	28,697	0	9,311	(199)	(9,510)	19,187	123,301	142,488
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(37,703)	7,326	0	631,379	601,002	19,173	240,697	(42,462)	(263,986)	337,016	2,702,057	3,039,073
Invesco V.I. Government Securities Fund-Series I Shares	7,685	(2,516)	0	(2,430)	2,739	4,288	12,858	21,036	12,466	15,205	566,534	581,739
Invesco V.I. Main Street Fund®-Series I Shares	(1,645)	(34,130)	11,672	50,768	26,665	0	36,457	(33,727)	(70,184)	(43,519)	154,213	110,694
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	26,674	15,920	260,169	8,406	311,169	21,984	317,568	9,027	(286,557)	24,612	3,447,190	3,471,802
BlackRock Global Allocation V.I. Fund-Class I	950	3,972	90,634	15,869	111,425	2,322	100,924	29,358	(69,243)	42,182	1,408,321	1,450,503
BlackRock Government Money Market V.I. Fund-Class I	5,106	0	0	0	5,106	626	51,910	16	(51,268)	(46,162)	195,026	148,864
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	47,630	718	0	8,508	56,856	199	69,169	16,904	(52,066)	4,790	825,059	829,849
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(50,534)	110,920	0	784,228	844,614	14,742	222,984	(10,705)	(218,947)	625,667	3,505,101	4,130,768
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(16,473)	1,353,024	1,025,558	1,021,258	3,383,367	39,408	2,537,566	(19,255)	(2,517,412)	865,955	15,318,916	16,184,871
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(22,116)	164,318	20,504	497,123	659,829	10,667	464,422	451	(453,304)	206,525	2,917,382	3,123,907
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(50,375)	(65,674)	444,675	319,930	648,556	23,580	643,651	(13,954)	(634,025)	14,531	5,937,272	5,951,803
Government Money Market Portfolio	60,509	0	0	0	60,509	1,040	158,938	1,762,992	1,605,094	1,665,603	1,611,648	3,277,251
Growth and Income Portfolio-Initial Shares	(13,990)	23,836	96,833	259,243	365,922	4,940	97,051	(11,342)	(103,453)	262,469	1,766,557	2,029,026
Opportunistic Small Cap Portfolio-Initial Shares	(13,407)	(14,161)	0	111,384	83,816	36,664	176,608	6,955	(132,988)	(49,172)	2,351,631	2,302,459
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(1,643)	(36,677)	46,295	154,784	162,759	7,165	118,349	(16,207)	(127,391)	35,368	1,647,895	1,683,263
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	93,682	606,509	0	774,896	1,475,087	18,928	1,159,986	35,990	(1,105,068)	370,019	10,863,544	11,233,563
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(42,154)	180,272	323,403	610,461	1,071,982	24,105	567,533	(31,128)	(574,556)	497,426	7,802,445	8,299,871
Janus Henderson VIT Forty Portfolio-Institutional Shares	(69,672)	173,656	346,229	949,796	1,400,009	14,882	272,839	17,185	(240,772)	1,159,237	5,245,230	6,404,467
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(33,010)	421,325	219,020	729,173	1,336,508	47,002	550,314	(749)	(504,060)	832,448	6,180,045	7,012,493
Janus Henderson VIT Overseas Portfolio-Service Shares	875	120,100	0	(12,087)	108,888	9,985	227,866	85,643	(132,238)	(23,350)	2,415,175	2,391,825
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(11,004)	3,504	54,050	138,783	185,333	6,230	60,346	(6,155)	(60,271)	125,062	806,375	931,437
LVIP American Century Large Company Value Fund-Standard Class II	19,110	51,964	27,143	33,328	131,545	5,158	121,547	(54,520)	(170,910)	(39,365)	1,448,806	1,409,441
LVIP American Century Mid Cap Value Fund-Standard Class II	21,136	(14,301)	79,762	38,192	124,789	9,029	211,268	(9,921)	(212,160)	(87,371)	1,682,263	1,594,892
LVIP American Century Ultra® Fund-Standard Class II	(3,668)	6,729	25,878	43,082	72,021	814	65,317	(8,287)	(72,790)	(769)	289,046	288,277
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I (*)	23,714	(115,997)	0	302,838	210,555	6,061	119,842	(1,607,319)	(1,721,099)	(1,510,544)	1,510,544	0
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14,928	(3,070)	0	5,843	17,701	1,520	24,542	17,052	(5,970)	11,731	319,729	331,460
PIMCO Real Return Portfolio-Administrative Class	11,705	(4,390)	0	1,080	8,395	2,814	50,506	34,686	(13,007)	(4,612)	846,688	842,076

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the liquidation date of December 4, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

(1) ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2025 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Large Cap Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•	BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Standard Class II

•	LVIP American Century Mid Cap Value Fund-Standard Class II

•	LVIP American Century Ultra® Fund-Standard Class II

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

BNY Mellon Variable Investment Fund: Effective on December 31, 2025, the Opportunistic Small Cap Portfolio was renamed Small Cap Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on April 30, 2025, Invesco V.I. Capital Appreciation Fund was renamed Invesco V.I. Discovery Large Cap Fund.

Morgan Stanley Variable Insurance Fund, Inc.: The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 6, 2024, the money was transferred to the subaccount for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares and Class II shares reorganized into Service Class shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements-Continued

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2025.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2025:

1.25% Series Contracts	$996,887
0.95% Series Contracts	47,641

$1,044,528

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $9,727 for the year ended December 31, 2025.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (“MMALIS”), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2025, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$121,554	$221,673
Invesco V.I. Core Equity Fund-Series I Shares	56,443	9,014
Invesco V.I. Discovery Large Cap Fund-Series I Shares	282,313	355,651
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	262,530	602,500
Invesco V.I. Government Securities Fund-Series I Shares	31,286	235,820
Invesco V.I. Main Street Fund®-Series I Shares	3,204	69,923
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	446,758	1,061,395
BlackRock Global Allocation V.I. Fund-Class I	149,897	339,550
BlackRock Government Money Market V.I. Fund-Class I	5,818	10,027
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	51,090	406,214
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	1,951,780	1,930,232
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,079,216	4,830,823
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	280,373	1,161,532
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	926,498	1,470,925
Government Money Market Portfolio	338,052	846,664
Growth and Income Portfolio-Initial Shares	174,306	248,451
Small Cap Portfolio-Initial Shares	31,500	361,173
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	169,697	372,767
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	579,275	2,838,071
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	645,031	2,438,551
Janus Henderson VIT Forty Portfolio-Institutional Shares	709,400	1,023,913
Janus Henderson VIT Global Research Portfolio-Institutional Shares	660,728	1,710,291
Janus Henderson VIT Overseas Portfolio-Service Shares	30,785	652,638
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	134,172	285,390
LVIP American Century Large Company Value Fund-Standard Class II	144,507	329,160
LVIP American Century Mid Cap Value Fund-Standard Class II	165,643	456,317
LVIP American Century Ultra® Fund-Standard Class II	21,530	190,200
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	30,935	62,782
PIMCO Real Return Portfolio-Administrative Class	55,346	178,900

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares-1.25% series contract	17,654.763	154.274	4,333.366	13,475.671
Invesco V.I. American Value Fund-Series I Shares-0.95% series contract	5.044	0.000	0.000	5.044
Invesco V.I. Core Equity Fund-Series I Shares-1.25% series contract	3,509.474	1,125.087	122.749	4,511.812
Invesco V.I. Core Equity Fund-Series I Shares-0.95% series contract	439.351	0.000	55.131	384.220
Invesco V.I. Discovery Large Cap Fund-Series I Shares-1.25% series contract	31,454.676	2,020.044	6,139.211	27,335.509
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares-1.25% series contract	189,921.485	2,979.637	36,719.219	156,181.903
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares-0.95% series contract	1,304.109	0.000	22.674	1,281.435
Invesco V.I. Government Securities Fund-Series I Shares-1.25% series contract	40,294.276	1,294.643	15,303.415	26,285.504
Invesco V.I. Government Securities Fund-Series I Shares-0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares-1.25% series contract	2,344.874	2.251	1,458.637	888.488
Invesco V.I. Main Street Fund®-Series I Shares-0.95% series contract	12.536	0.000	0.000	12.536
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I-1.25% series contract	41,078.128	195.561	11,206.048	30,067.641
BlackRock Basic Value V.I. Fund-Class I-0.95% series contract	676.190	0.000	17.388	658.802
BlackRock Global Allocation V.I. Fund-Class I-1.25% series contract	30,205.622	71.477	6,148.268	24,128.831
BlackRock Global Allocation V.I. Fund-Class I-0.95% series contract	191.062	0.000	97.177	93.885
BlackRock Government Money Market V.I. Fund-Class I-1.25% series contract	116,966.648	0.000	5,682.626	111,284.022
BlackRock Government Money Market V.I. Fund-Class I-0.95% series contract	18.552	0.000	18.552	0.000
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I-1.25% series contract	20,397.248	177.156	9,950.832	10,623.572
BlackRock High Yield V.I. Fund-Class I-0.95% series contract	879.414	0.000	28.020	851.394
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares-1.25% series contract	50,651.462	103.951	22,709.718	28,045.695
Technology Growth Portfolio-Initial Shares-0.95% series contract	880.832	0.000	73.226	807.606
BNY Mellon Stock Index Fund, Inc.-Initial Shares-1.25% series contract	145,250.698	444.138	42,047.861	103,646.975
BNY Mellon Stock Index Fund, Inc. -Initial Shares-0.95% series contract	7,997.398	0.000	936.479	7,060.919
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares-1.25% series contract	37,460.917	233.366	14,295.188	23,399.095
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares-0.95% series contract	3,944.045	0.000	449.970	3,494.075
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares-1.25% series contract	60,878.643	641.255	14,339.822	47,180.076
Appreciation Portfolio-Intial Shares-0.95% series contract	2,220.726	0.000	422.235	1,798.491
Government Money Market Portfolio-1.25% series contract	3,126,539.107	218,995.262	762,731.107	2,582,803.262
Government Money Market Portfolio-0.95% series contract	44,749.016	0.109	14,248.914	30,500.211
Growth and Income Portfolio-Intial Shares-1.25% series contract	29,438.491	83.505	3,168.631	26,353.365
Growth and Income Portfolio-Intial Shares-0.95% series contract	451.331	0.000	89.288	362.043
Small Cap Portfolio-Intial Shares-1.25% series contract	57,720.339	642.244	8,667.262	49,695.321
Small Cap Portfolio-Intial Shares-0.95% series contract	2,129.694	0.000	334.102	1,795.592
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A-1.25% series contract	34,768.601	1,144.098	7,705.165	28,207.534
DWS Small Cap Index VIP-Class A-0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares-1.25% series contract	96,949.338	638.060	23,909.361	73,678.037
Janus Henderson VIT Balanced Portfolio-Institutional Shares-0.95% series contract	17,759.255	0.000	2,860.182	14,899.073
Janus Henderson VIT Enterprise Portfolio-Institutional Shares-1.25% series contract	71,348.074	1,088.212	20,434.925	52,001.361
Janus Henderson VIT Enterprise Portfolio-Institutional Shares-0.95% series contract	1,799.253	0.000	226.232	1,573.021
Janus Henderson VIT Forty Portfolio-Institutional Shares-1.25% series contract	80,866.071	133.623	12,069.248	68,930.446
Janus Henderson VIT Forty Portfolio-Institutional Shares-0.95% series contract	1,401.884	0.000	171.169	1,230.715
Janus Henderson VIT Global Research Portfolio-Institutional Shares-1.25% series contract	87,499.590	492.950	19,498.260	68,494.280
Janus Henderson VIT Global Research Portfolio-Institutional Shares-0.95% series contract	10,295.699	0.000	1,525.335	8,770.364
Janus Henderson VIT Overseas Portfolio-Service Shares-1.25% series contract	94,713.658	249.565	22,220.324	72,742.899
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II-1.25% series contract	32,048.849	433.569	9,744.438	22,737.980
LVIP American Century Capital Appreciation Fund-Standard Class II-0.95% series contract	2,433.792	0.000	0.000	2,433.792
LVIP American Century Large Company Value Fund-Standard Class II-1.25% series contract	46,849.800	1,358.585	10,047.052	38,161.333
LVIP American Century Large Company Value Fund-Standard Class II-0.95% series contract	158.468	0.000	7.497	150.971
LVIP American Century Mid Cap Value Fund-Standard Class II-1.25% series contract	33,798.129	844.257	9,374.478	25,267.908
LVIP American Century Mid Cap Value Fund-Standard Class II-0.95% series contract	544.586	0.000	0.000	544.586
LVIP American Century Ultra® Fund-Standard Class II-1.25% series contract	3,179.368	34.568	2,432.380	781.556
LVIP American Century Ultra® Fund-Standard Class II-0.95% series contract	689.353	0.000	0.000	689.353
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class-1.25% series contract	14,331.863	491.727	2,489.513	12,334.077
PIMCO Real Return Portfolio-Administrative Class-1.25% series contract	57,458.940	1,900.569	11,013.225	48,346.284

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	18,799.723	165.015	1,309.975	17,654.763
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	0.000	0.000	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	37,679.655	813.185	7,038.164	31,454.676
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,754.930	36.358	281.814	3,509.474
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	483.967	0.000	44.616	439.351
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	207,227.766	2,024.027	19,330.308	189,921.485
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	0.000	31.874	1,304.109
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	39,409.706	1,886.759	1,002.189	40,294.276
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	3,997.653	2.910	1,655.689	2,344.874
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	0.000	0.000	12.536
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	44,513.839	559.758	3,995.469	41,078.128
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	676.190	0.000	0.000	676.190
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	31,571.538	936.961	2,302.877	30,205.622
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	255.932	0.000	64.870	191.062
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	155,348.069	505.066	38,886.487	116,966.648
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,279.887	0.000	2,261.335	18.552
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	21,655.103	589.732	1,847.587	20,397.248
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	964.377	0.000	84.963	879.414
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	52,761.482	363.453	2,473.473	50,651.462
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,498.173	0.000	617.341	880.832
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	170,481.878	308.344	25,539.524	145,250.698
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	8,191.325	1,189.535	1,383.462	7,997.398
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	42,577.936	849.894	5,966.913	37,460.917
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,073.522	0.000	1,129.477	3,944.045
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	65,888.238	283.871	5,293.466	60,878.643
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,088.354	0.000	1,867.628	2,220.726
Government Money Market Portfolio - 1.25% series contract	1,588,468.383	1,708,864.812	170,794.088	3,126,539.107
Government Money Market Portfolio - 0.95% series contract	24,187.552	38,966.746	18,405.282	44,749.016
Growth and Income Portfolio-Intial Shares - 1.25% series contract	31,050.073	72.778	1,684.360	29,438.491
Growth and Income Portfolio-Intial Shares - 0.95% series contract	485.960	0.000	34.629	451.331
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	59,962.725	1,397.113	3,639.499	57,720.339
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,116.804	0.000	987.110	2,129.694
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	37,371.281	1,016.432	3,619.112	34,768.601
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	105,569.341	1,430.062	10,050.065	96,949.338
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	20,816.223	0.000	3,056.968	17,759.255
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	76,602.914	391.022	5,645.862	71,348.074
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,900.189	0.000	100.936	1,799.253
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	83,897.091	1,391.870	4,422.890	80,866.071
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,567.038	0.000	165.154	1,401.884
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	92,945.915	923.908	6,370.233	87,499.590
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,163.477	0.000	1,867.778	10,295.699
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	99,653.845	5,355.918	10,296.105	94,713.658
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	42.988	0.000	42.988	0.000
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	34,329.156	240.532	2,520.839	32,048.849
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	2,521.254	0.000	87.462	2,433.792
LVIP American Century Large Company Value Fund-Standard Class II - 1.25% series contract	52,671.688	1,237.132	7,059.020	46,849.800
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	158.468	0.000	0.000	158.468
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.25% series contract	38,338.680	1,224.328	5,764.879	33,798.129
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	556.289	0.000	11.703	544.586
LVIP American Century Ultra® Fund-Standard Class II - 1.25% series contract	4,257.661	38.324	1,116.617	3,179.368
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	689.353	0.000	0.000	689.353
Morgan Stanley Variable Insurance Fund, Inc. - Class I:
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.25% series contract	26,465.590	901.580	27,367.170	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 0.95% series contract	619.904	0.000	619.904	0.000
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,592.842	1,004.145	1,265.124	14,331.863
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	58,263.408	2,874.252	3,678.720	57,458.940

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2025				Year Ended December 31, 2025
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	13	$58.596479	$62.391085	$790	0.40%	0.95%	1.25%	19.49%	19.85%
Invesco V.I. Core Equity Fund-Series I Shares	5	41.126985	43.658333	202	0.72%	0.95%	1.25%	14.72%	15.06%
Invesco V.I. Discovery Large Cap Fund-Series I Shares	27	59.655344	59.655344	1,631	0.00%	1.25%	1.25%	11.39%	11.39%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	157	16.444011	16.729593	2,590	0.00%	0.95%	1.25%	3.48%	3.79%
Invesco V.I. Government Securities Fund-Series I Shares	26	15.247187	16.429335	403	2.49%	0.95%	1.25%	6.03%	6.35%
Invesco V.I. Main Street Fund®-Series I Shares	1	53.737623	57.217299	48	0.31%	0.95%	1.25%	14.48%	14.83%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	31	101.980165	111.664205	3,140	1.85%	0.95%	1.25%	22.83%	23.20%
BlackRock Global Allocation V.I. Fund-Class I	24	56.419145	61.776993	1,367	3.18%	0.95%	1.25%	18.30%	18.66%
BlackRock Government Money Market V.I. Fund-Class I	111	1.299872	1.299872	145	3.96%	1.25%	1.25%	2.15%	2.15%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	11	41.907874	45.862761	484	6.54%	0.95%	1.25%	7.85%	8.18%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	29	101.343704	107.905708	2,929	0.00%	0.95%	1.25%	26.56%	26.95%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	111	121.993667	133.577878	13,587	0.96%	0.95%	1.25%	16.06%	16.42%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	27	85.656385	93.792106	2,332	0.30%	0.95%	1.25%	14.52%	14.87%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	49	102.198052	111.902108	5,023	0.35%	0.95%	1.25%	8.70%	9.03%
Government Money Market Portfolio	2,613	1.058722	1.120260	2,769	3.73%	0.95%	1.25%	2.53%	2.67%
Growth and Income Portfolio-Initial Shares	27	78.216713	85.287757	2,092	0.44%	0.95%	1.25%	15.37%	15.72%
Small Cap Portfolio-Initial Shares	51	42.032804	45.833603	2,171	0.68%	0.95%	1.25%	9.60%	9.93%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	28	53.568175	58.065324	1,521	1.47%	0.95%	1.25%	11.23%	11.57%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	89	109.758442	120.182115	9,877	1.89%	0.95%	1.25%	13.67%	14.01%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	54	120.374461	131.809155	6,467	0.18%	0.95%	1.25%	6.33%	6.65%
Janus Henderson VIT Forty Portfolio-Institutional Shares	70	90.699435	98.313314	6,373	0.07%	0.95%	1.25%	16.67%	17.02%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	77	84.804023	92.858769	6,623	0.56%	0.95%	1.25%	19.41%	19.77%
Janus Henderson VIT Overseas Portfolio-Service Shares	73	32.064752	32.064752	2,332	1.25%	1.25%	1.25%	26.97%	26.97%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	25	28.400108	29.425726	717	0.00%	0.95%	1.25%	5.38%	5.70%
LVIP American Century Large Company Value Fund-Standard Class II	38	34.161238	36.373593	1,309	1.39%	0.95%	1.25%	13.96%	14.31%
LVIP American Century Mid Cap Value Fund-Standard Class II	26	49.936409	53.170077	1,291	1.67%	0.95%	1.25%	7.63%	7.96%
LVIP American Century Ultra® Fund-Standard Class II	1	82.133217	87.450974	124	0.00%	0.95%	1.25%	11.43%	11.77%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	12	24.890933	24.890933	307	6.30%	1.25%	1.25%	7.62%	7.62%
PIMCO Real Return Portfolio-Administrative Class	48	15.611141	15.611141	755	3.40%	1.25%	1.25%	6.52%	6.52%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Year Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	18	$49.038258	$52.055918	$866	1.02%	0.95%	1.25%	28.77%	29.16%
Invesco V.I. Capital Appreciation Fund-Series I Shares	31	53.556922	53.556922	1,685	0.00%	1.25%	1.25%	32.47%	32.47%
Invesco V.I. Core Equity Fund-Series I Shares	4	35.850875	37.942332	142	0.71%	0.95%	1.25%	24.03%	24.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	191	15.891058	16.118116	3,039	0.00%	0.95%	1.25%	22.67%	23.04%
Invesco V.I. Government Securities Fund-Series I Shares	40	14.380285	15.448302	582	2.62%	0.95%	1.25%	0.44%	0.74%
Invesco V.I. Main Street Fund®-Series I Shares	2	46.940618	49.828942	111	0.00%	0.95%	1.25%	22.09%	22.46%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	42	83.025114	90.634104	3,472	2.09%	0.95%	1.25%	8.98%	9.32%
BlackRock Global Allocation V.I. Fund-Class I	30	47.691631	52.062654	1,451	1.35%	0.95%	1.25%	7.86%	8.19%
BlackRock Government Money Market V.I. Fund-Class I	117	1.272491	1.360037	149	5.00%	0.95%	1.25%	2.95%	2.99%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	21	38.856535	42.394723	830	7.03%	0.95%	1.25%	6.93%	7.25%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	52	80.074608	85.001603	4,131	0.00%	0.95%	1.25%	24.16%	24.54%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	153	105.109527	114.742204	16,185	1.19%	0.95%	1.25%	23.09%	23.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	41	74.794558	81.650747	3,124	0.57%	0.95%	1.25%	23.32%	23.69%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	63	94.021046	102.637083	5,952	0.43%	0.95%	1.25%	11.38%	11.73%
Government Money Market Portfolio	3,171	1.032587	1.091148	3,277	3.46%	0.95%	1.25%	3.41%	3.51%
Growth and Income Portfolio-Initial Shares	30	67.794330	73.699447	2,029	0.55%	0.95%	1.25%	21.18%	21.55%
Opportunistic Small Cap Portfolio-Initial Shares	60	38.351569	41.692889	2,302	0.70%	0.95%	1.25%	3.30%	3.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	35	48.159996	52.045113	1,683	1.19%	0.95%	1.25%	9.75%	10.09%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	115	96.561095	105.411424	11,234	2.09%	0.95%	1.25%	13.97%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	73	113.212566	123.591659	8,300	0.75%	0.95%	1.25%	14.15%	14.50%
Janus Henderson VIT Forty Portfolio-Institutional Shares	82	77.742007	84.013163	6,404	0.11%	0.95%	1.25%	26.85%	27.24%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	98	71.020451	77.530719	7,012	0.78%	0.95%	1.25%	22.03%	22.40%
Janus Henderson VIT Overseas Portfolio-Service Shares	95	25.253226	25.253226	2,392	1.39%	1.25%	1.25%	4.25%	4.25%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	34	26.949040	27.837723	931	0.00%	0.95%	1.25%	23.41%	23.78%
LVIP American Century Large Company Value Fund-Standard Class II	47	29.976606	31.821328	1,409	2.64%	0.95%	1.25%	9.33%	9.66%
LVIP American Century Mid Cap Value Fund-Standard Class II	34	46.395219	49.249992	1,595	2.60%	0.95%	1.25%	7.36%	7.69%
LVIP American Century Ultra® Fund-Standard Class II	4	73.706720	78.241400	288	0.00%	0.95%	1.25%	27.17%	27.56%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	23.127483	23.127483	331	5.86%	1.25%	1.25%	5.56%	5.56%
PIMCO Real Return Portfolio-Administrative Class	57	14.655270	14.655270	842	2.68%	1.25%	1.25%	0.85%	0.85%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	19	$38.082189	$40.302281	$716	0.61%	0.95%	1.25%	14.16%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	40.428724	40.428724	1,523	0.00%	1.25%	1.25%	33.69%	33.69%
Invesco V.I. Core Equity Fund-Series I Shares	4	28.906039	30.498994	123	0.74%	0.95%	1.25%	21.83%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	209	12.954616	13.099593	2,702	0.00%	0.95%	1.25%	11.74%	12.08%
Invesco V.I. Government Securities Fund-Series I Shares	40	14.317695	15.334082	567	1.88%	0.95%	1.25%	3.32%	3.63%
Invesco V.I. Main Street Fund®-Series I Shares	4	38.448288	40.689501	154	0.85%	0.95%	1.25%	21.68%	22.05%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	37	21.837827	22.489093	806	0.00%	0.95%	1.25%	19.19%	19.55%
VP Large Company Value Fund-Class I	53	27.419048	29.017531	1,449	2.53%	0.95%	1.25%	2.59%	2.90%
VP Mid Cap Value Fund-Class I	39	43.215395	45.734457	1,682	2.22%	0.95%	1.25%	4.81%	5.13%
VP Ultra® Fund-Class I	5	57.957590	61.335573	289	0.00%	0.95%	1.25%	41.72%	42.15%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	45	76.181427	82.909333	3,447	1.78%	0.95%	1.25%	15.16%	15.50%
BlackRock Global Allocation V.I. Fund-Class I	32	44.217204	48.122426	1,408	2.19%	0.95%	1.25%	11.42%	11.76%
BlackRock Government Money Market V.I. Fund-Class I	158	1.236033	1.320578	195	4.65%	0.95%	1.25%	2.92%	2.96%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	23	36.339667	39.527628	825	6.40%	0.95%	1.25%	11.82%	12.16%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	54	64.494866	68.254234	3,505	0.00%	0.95%	1.25%	57.44%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	179	85.391338	92.932462	15,319	1.42%	0.95%	1.25%	24.36%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	48	60.652895	66.010672	2,917	0.74%	0.95%	1.25%	22.28%	22.65%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	70	84.411051	91.865106	5,937	0.72%	0.95%	1.25%	19.46%	19.82%
Government Money Market Portfolio	1,613	0.998540	1.054107	1,612	4.15%	0.95%	1.25%	3.37%	3.49%
Growth and Income Portfolio-Initial Shares	32	55.944877	60.632232	1,767	0.65%	0.95%	1.25%	25.11%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	63	37.126690	40.238036	2,352	0.34%	0.95%	1.25%	7.92%	8.25%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	38	43.881146	47.276298	1,648	1.08%	0.95%	1.25%	15.30%	15.65%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	126	84.723103	92.206064	10,864	2.09%	0.95%	1.25%	13.98%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	79	99.178190	107.940132	7,802	0.16%	0.95%	1.25%	16.60%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	85	61.286528	66.028154	5,245	0.20%	0.95%	1.25%	38.22%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	105	58.201364	63.342608	6,180	0.93%	0.95%	1.25%	25.20%	25.58%
Janus Henderson VIT Overseas Portfolio-Service Shares	100	24.224456	25.944797	2,415	1.41%	0.95%	1.25%	9.21%	9.54%
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I	27	55.662728	60.327085	1,511	2.19%	0.95%	1.25%	13.09%	13.43%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	15	21.909996	21.909996	320	5.51%	1.25%	1.25%	10.85%	10.85%
PIMCO Real Return Portfolio-Administrative Class	58	14.532071	14.532071	847	2.93%	1.25%	1.25%	2.38%	2.38%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	20	$33.358982	$35.197138	$663	0.68%	0.95%	1.25%	-3.83%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	40	30.240457	30.240457	1,201	0.00%	1.25%	1.25%	-31.65%	-31.65%
Invesco V.I. Core Equity Fund-Series I Shares	4	23.727166	24.959187	104	0.79%	0.95%	1.25%	-21.54%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	239	11.593393	11.687760	2,776	0.00%	0.95%	1.25%	-31.84%	-31.64%
Invesco V.I. Government Securities Fund-Series I Shares	33	13.858094	14.797021	454	1.90%	0.95%	1.25%	-11.41%	-11.14%
Invesco V.I. Main Street Fund®-Series I Shares	4	31.597548	33.338517	131	1.41%	0.95%	1.25%	-21.13%	-20.89%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	40	18.322532	18.812024	743	0.00%	0.95%	1.25%	-29.01%	-28.79%
VP Large Company Value Fund-Class I	54	26.727108	28.199821	1,439	2.06%	0.95%	1.25%	-1.50%	-1.21%
VP Mid Cap Value Fund-Class I	41	41.231717	43.503376	1,700	2.12%	0.95%	1.25%	-2.42%	-2.13%
VP Ultra® Fund-Class I	5	40.895149	43.148163	215	0.00%	0.95%	1.25%	-33.22%	-33.02%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	48	66.154931	71.780018	3,157	1.40%	0.95%	1.25%	-6.11%	-5.82%
BlackRock Global Allocation V.I. Fund-Class I	33	39.684423	43.058906	1,328	0.00%	0.95%	1.25%	-16.91%	-16.66%
BlackRock Government Money Market V.I. Fund-Class I	168	1.200983	1.282562	202	1.40%	0.95%	1.25%	0.13%	0.35%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	24	32.497196	35.241338	793	4.62%	0.95%	1.25%	-11.47%	-11.20%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	61	40.965871	43.223065	2,522	0.00%	0.95%	1.25%	-47.06%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	206	68.664753	74.503242	14,183	1.24%	0.95%	1.25%	-19.34%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	52	49.602446	53.821162	2,611	0.49%	0.95%	1.25%	-23.83%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	80	70.659430	76.667028	5,651	0.60%	0.95%	1.25%	-19.09%	-18.84%
Government Money Market Portfolio	93	0.965966	1.018560	91	1.17%	0.95%	1.25%	0.01%	0.30%
Growth and Income Portfolio-Initial Shares	35	44.717562	48.318011	1,547	0.65%	0.95%	1.25%	-15.88%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	71	34.402048	37.172465	2,443	0.00%	0.95%	1.25%	-17.66%	-17.41%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	39	38.057468	40.878226	1,488	0.88%	0.95%	1.25%	-21.63%	-21.39%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	141	74.334325	80.655507	10,596	1.15%	0.95%	1.25%	-17.45%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	83	85.058486	92.293583	7,091	0.19%	0.95%	1.25%	-16.99%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	90	44.340148	47.626588	3,986	0.16%	0.95%	1.25%	-34.38%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124	46.487421	50.441232	5,804	0.96%	0.95%	1.25%	-20.42%	-20.18%
Janus Henderson VIT Overseas Portfolio-Service Shares	108	22.182237	22.182237	2,401	1.52%	1.25%	1.25%	-9.97%	-9.97%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	78	20.134222	21.755174	1,573	3.72%	0.95%	1.25%	-15.40%	-15.14%
U.S. Real Estate Portfolio-Class I	28	49.220195	53.183669	1,376	1.19%	0.95%	1.25%	-27.97%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	19.765416	19.765416	282	4.91%	1.25%	1.25%	-11.42%	-11.42%
PIMCO Real Return Portfolio-Administrative Class	55	14.194405	14.194405	774	6.44%	1.25%	1.25%	-13.01%	-13.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	23	$34.686683	$36.487331	$801	0.44%	0.95%	1.25%	26.35%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	46	44.241895	46.538363	2,017	0.00%	0.95%	1.25%	21.04%	21.41%
Invesco V.I. Core Equity Fund-Series I Shares	5	30.240338	31.714325	159	0.62%	0.95%	1.25%	26.14%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	259	17.010210	17.096742	4,405	0.00%	0.95%	1.25%	17.61%	17.97%
Invesco V.I. Government Securities Fund-Series I Shares	35	15.643324	16.652715	552	2.41%	0.95%	1.25%	-3.49%	-3.20%
Invesco V.I. Main Street Fund®-Series I Shares	4	40.062700	42.142220	168	0.75%	0.95%	1.25%	25.98%	26.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	47	25.809474	26.418750	1,220	0.00%	0.95%	1.25%	9.77%	10.10%
VP Large Company Value Fund-Class I	62	27.135331	28.544018	1,684	1.42%	0.95%	1.25%	20.19%	20.56%
VP Mid Cap Value Fund-Class I	50	42.256425	44.449803	2,128	1.13%	0.95%	1.25%	21.66%	22.03%
VP Ultra® Fund-Class I	9	61.238119	64.416294	584	0.00%	0.95%	1.25%	21.62%	21.99%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	53	70.457558	76.217387	3,707	1.28%	0.95%	1.25%	20.16%	20.52%
BlackRock Global Allocation V.I. Fund-Class I	38	47.760229	51.664695	1,818	0.92%	0.95%	1.25%	5.34%	5.66%
BlackRock Government Money Market V.I. Fund-Class I	162	1.199442	1.278056	195	0.00%	0.95%	1.25%	-1.02%	-0.73%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	29	36.707719	39.687065	1,072	4.43%	0.95%	1.25%	4.02%	4.33%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	71	77.377990	81.393992	5,504	0.00%	0.95%	1.25%	11.52%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	224	85.125696	92.084496	19,127	1.13%	0.95%	1.25%	26.81%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56	65.124952	70.450091	3,700	0.81%	0.95%	1.25%	25.41%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	90	87.328248	94.466495	7,894	0.44%	0.95%	1.25%	25.54%	25.92%
Government Money Market Portfolio	102	0.965848	1.015477	99	0.01%	0.95%	1.25%	-1.27%	-0.92%
Growth and Income Portfolio-Initial Shares	49	53.159552	57.265983	2,631	0.48%	0.95%	1.25%	24.06%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	81	41.780604	45.008678	3,380	0.12%	0.95%	1.25%	15.01%	15.36%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	42	48.559444	52.000745	2,031	0.89%	0.95%	1.25%	13.07%	13.42%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	154	90.042548	97.404054	14,083	0.87%	0.95%	1.25%	15.73%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	88	102.467445	110.847041	9,058	0.32%	0.95%	1.25%	15.37%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	101	67.573527	72.362244	6,810	0.00%	0.95%	1.25%	21.36%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	133	58.413952	63.190354	7,837	0.52%	0.95%	1.25%	16.61%	16.97%
Janus Henderson VIT Overseas Portfolio-Service Shares	119	24.639821	26.230339	2,944	1.01%	0.95%	1.25%	11.87%	12.21%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	89	23.799286	25.637540	2,127	3.74%	0.95%	1.25%	-1.57%	-1.27%
U.S. Real Estate Portfolio-Class I	29	68.328305	73.606884	1,985	2.04%	0.95%	1.25%	38.06%	38.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16	22.312993	23.471126	346	4.15%	0.95%	1.25%	2.34%	2.65%
PIMCO Real Return Portfolio-Administrative Class	69	16.317173	16.317173	1,123	4.78%	1.25%	1.25%	4.29%	4.29%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.